Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables
9.	Trade and other payables

	As of December 31,
	2024	2025
	HK$	HK$	US$
Non-current
Provision	150,000	150,000	19,272

Current
Trade payables – third parties	7,229,939	7,715,592	991,301
Other payables	3,162,303	4,533	583
Accruals	2,598,216	2,846,202	365,681
	12,990,458	10,566,327	1,357,565

Trade payables are non-interest bearing and are normally settled on credit terms of 30 to 90 days.

As of December 31, 2024, other payables primarily consist of payables for transaction costs incurred in connection with the SEPA.

Accruals consist primarily of accrued staff costs and benefits, professional fees, accrued translation service fees, utility bills and other operating accruals.

The provision pertained to estimated costs of dismantlement, removal or restoration of leased properties to their original condition, as stipulated in the relevant lease contracts.

The currency profiles of the Company’s trade and other payables as at the end of each reporting year are as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Hong Kong Dollar	9,892,666	7,188,927	923,636
United States Dollar	3,097,792	3,377,400	433,929
	12,990,458	10,566,327	1,357,565